SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Lease liability	$ 1,071	$ 1,221
Stock based compensation	139	35
Accrued expenses	506
Allowance for bad debt	75	59
Research and development credit	200
Fixed assets and intangibles	25
Interest expense	1,595
Prepaid expenses	960
Net Operating Loss	3,727
Inventory (Sec. 263A)	62	45
Deferred tax asset	8,360	1,360
Right of Use Asset	1,036	1,207
Fixed assets and intangibles		606
Deferred tax liability	1,036	1,813
Net deferred tax asset (liability)	7,324	(453)
Valuation Allowance	(7,324)
Net deferred tax asset		$ (453)